Annual Fund Operating Expenses - SSGA Growth and Income ETF Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.51%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.76%
Class E
Operating Expenses:
Management Fees (as a percentage of Assets)	0.31%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.01%
Acquired Fund Fees and Expenses	0.19%
Expenses (as a percentage of Assets)	0.66%